BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and Cash Equivalents	$ 871,568	$ 466,833
Prepaid Assets	162,837	306,041
Investment in Brand Contract, at Fair Value	3,768,312
Total Assets	4,802,717	772,874
LIABILITIES AND STOCKHOLDER'S EQUITY
Due to Parent	20,343
Dividend Payable	294,770
Total Liabilities	315,113
Commitments and Contingencies
Contributed Capital
Common stock, $0.0001 par value (authorized 100,000,000 shares, 100,000,000 issued and outstanding)	10,000	10,000	10,000
Fantex Series Vernon Davis Convertible Tracking Stock, $0.0001 par value (authorized 421,100 shares, 421,100 issued and outstanding)	421
Additional Paid In Capital	11,269,902	5,388,192	1,053,023
Accumulated Losses	(6,792,719)	(4,625,318)	(1,063,023)
Total stockholder's equity	4,487,604	772,874
Total liabilities and stockholder's equity	$ 4,802,717	$ 772,874